Right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Disclosure Of Detailed Information About Breakdown Of Right Of Use Assets Explanatory
The breakdown of
right-of-use
assets is as follows:

	Building lease	Office and laboratory equipment	Total

	$ in thousands
Net book value as of January 1, 2020	43,112	2,500	45,612

Additions to right-of-use assets	24,719	8,369	33,088
Depreciation expense	(4,904)	(1,568)	(6,472)
Translation adjustments	1,699	(82)	1,617

Net book value as of December 31, 2020	64,626	9,219	73,845

Gross value at end of period	73,878	11,511	85,389
Accumulated depreciation at end of period	(9,252)	(2,292)	(11,544)
Net book value as of January 1, 2021	62,424	11,421	73,845

Additions to right-of-use assets	(139)	6,336	6,197
Depreciation expense	(5,721)	(3,300)	(9,021)
Translation adjustments	(1,367)	(231)	(1,598)

Net book value as of December 31, 2021	55,197	14,226	69,423

Gross value at end of period	69,782	19,696	89,478
Accumulated depreciation at end of period	(14,586)	(5,470)	(20,056)